Investment Objectives and Goals - Gabelli SRI Fund, Inc.	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gabelli SRI Fund’s (formerly, Gabelli ESG Fund, Inc.) (the “Fund”) investment objective is to seek capital appreciation.